Subsequent Events (Details Narrative) - USD ($)														1 Months Ended		12 Months Ended
	Jun. 22, 2021	Jun. 04, 2021	Jun. 04, 2021	Jun. 03, 2021	Jun. 02, 2021	May 25, 2021	May 25, 2021	May 20, 2021	May 19, 2021	May 19, 2021	May 04, 2021	May 04, 2021	Feb. 18, 2021	Jul. 31, 2021	Jan. 31, 2021	Dec. 31, 2019	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2018
Subsequent Event [Line Items]
Number of Shares Common stock options, Granted																675,000
Debt interest rate																12.00%		12.00%	12.00%
Common stock, par value																$ 0.01	$ 0.01	$ 0.01
Long-term Debt, Gross																	$ 64,208,708	$ 66,293,134
Principal amount of debt																		83,616,590
Accrued interest																$ 1,016,113		1,147,690
12% Amended Senior Secured Notes [Member]
Subsequent Event [Line Items]
Long-term Debt, Gross																49,921,345	$ 59,743,851	56,296,091
Principal amount of debt																$ 71,000,000		$ 71,000,000
College Spun Media Incorporated [Member]
Subsequent Event [Line Items]
Aggregate cash			$ 12,468,909
Restricted shares of common stock			4,285,714
Series L Preferred Stock [Member]
Subsequent Event [Line Items]
Share issued price per share											$ 0.01	$ 0.01
Preferred stock voting rights												1,000 times the aggregate per share amount of all cash dividends, and 1,000 times the aggregate per share amount (payable in kind) of all non-cash dividends or other distributions paid to the holders of the Company’s common stock. The Series L Preferred Stock will be entitled to 1,000 votes on all matters submitted to a vote of the stockholders of the Company. In the event of any merger, consolidation or other transaction in which shares of the Company’s common stock are converted or exchanged, the Series L Preferred Stock will be entitled to receive 1,000 times the amount received per one share of the Company’s common stock.
Series L Preferred Stock [Member] | Purchase Agreements [Member]
Subsequent Event [Line Items]
Share issued price per share											4.00	$ 4.00
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt interest rate									15.00%	15.00%
Number of shares issued during period, shares										4,600,000
Principal amount of debt									$ 3,500,000	$ 3,500,000
Payment of in-kind interest									$ 1,100,000
Subsequent Event [Member] | 12% Amended Senior Secured Notes [Member]
Subsequent Event [Line Items]
Debt interest rate									10.00%	10.00%
Number of shares issued during period										$ 60,100,000
Debt instrument, description									Pursuant to Amendment 2: (i) the interest rate on the 12% Second Amended Senior Secured Notes decreased from a rate of 12% per annum to a rate of 10% per annum; (ii) the interest rate on the Term Note decreased from a rate of 15% per annum to a rate of 10% per annum; and (iii) the Company agreed that within one (1) business day after receipt of cash proceeds from any issuance of equity interests, it will prepay the certain obligations in an amount equal to such cash proceeds, net of underwriting discounts and commissions; provided, that, this mandatory prepayment obligation does not apply to any proceeds that the Company received from shares of the Company’s common stock issued pursuant to the securities purchase agreement (as further described below under the heading Common Stock) during the 90-day period commencing on May 20, 2021.
Principal amount of debt									$ 48,800,000	48,800,000
Payment of in-kind interest										10,800,000
Accrued interest									$ 500,000	$ 500,000
Subsequent Event [Member] | PPP Loan [Member]
Subsequent Event [Line Items]
Debt forgiveness	$ 5,702,725
Subsequent Event [Member] | 12% Amended Senior Secured Notes [Member]
Subsequent Event [Line Items]
Long-term Debt, Gross														$ 60,100,000
Principal amount of debt														48,800,000
Payment of in-kind interest														10,800,000
Accrued interest														500,000
Subsequent Event [Member] | Delayed Draw Term Note [Member]
Subsequent Event [Line Items]
Long-term Debt, Gross														4,600,000
Principal amount of debt														3,600,000
Payment of in-kind interest														$ 1,000,000.0
Subsequent Event [Member] | College Spun Media Incorporated [Member]
Subsequent Event [Line Items]
Aggregate cash		$ 11,000,000.0
Restricted shares of common stock		4,285,714
Cash payment		$ 10,800,000
Additional cash payment paid		800,000
Subsequent Event [Member] | First Anniversary [Member] | College Spun Media Incorporated [Member]
Subsequent Event [Line Items]
Cash payment		500,000
Subsequent Event [Member] | Second Anniversary [Member] | College Spun Media Incorporated [Member]
Subsequent Event [Line Items]
Cash payment		$ 500,000
Subsequent Event [Member] | Two Thousand And Nineteen Plan [Member]
Subsequent Event [Line Items]
Number of Shares Common stock options, Granted													11,158,049
Common stock, par value													$ 0.01
Subsequent Event [Member] | Two Thousand And Nineteen Plan [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Number of restricted common stock issued													26,048,781
Subsequent Event [Member] | Two Thousand And Nineteen Plan [Member] | Minimum [Member]
Subsequent Event [Line Items]
Number of shares issued during period, shares													85,000,000
Subsequent Event [Member] | Two Thousand And Nineteen Plan [Member] | Maximum [Member]
Subsequent Event [Line Items]
Number of shares issued during period, shares													185,000,000
Subsequent Event [Member] | Two Thousand And Nineteen Plan [Member] | Maximum [Member] | Stock Options [Member]
Subsequent Event [Line Items]
Number of shares issued during period, shares													26,200,000
Subsequent Event [Member] | 2019 Equity Incentive Plan [Member] | Stock Options [Member]
Subsequent Event [Line Items]
Number of Shares Common stock options, Granted															11,158,049
Subsequent Event [Member] | 2019 Equity Incentive Plan [Member] | Restricted Stock Units [Member]
Subsequent Event [Line Items]
Number of Shares Common stock options, Granted															26,048,781
Subsequent Event [Member] | Mr. Heckman [Member] | 2016 Plan [Member]
Subsequent Event [Line Items]
Number of vesting options				2,000,000
Subsequent Event [Member] | Several Accredited Investors [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Sale of stock, shares					7,142,857	21,435,718		21,435,718
Sale of stock price per share					$ 0.70	$ 0.70	$ 0.70	$ 0.70
Sale of stock, consideration received on transaction					$ 5,000,000.0		$ 15,000,000.0	$ 15,000,000.0
Subsequent Event [Member] | Officers, Directors, Employees and Consultants [Member] | 2019 Equity Incentive Plan [Member] | Common Stock Options and Restricted Stock Units [Member]
Subsequent Event [Line Items]
Stock options outstanding															83,565,415
Subsequent Event [Member] | Common Stock Options and Restricted Stock Units [Member]
Subsequent Event [Line Items]
Number of Shares Common stock options, Granted														693,888
Subsequent Event [Member] | Common Stock Options and Restricted Stock Units [Member] | 2019 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Number of Shares Common stock options, Granted															83,590,165
Subsequent Event [Member] | Series L Preferred Stock [Member]
Subsequent Event [Line Items]
Share issued price per share											$ 0.01	0.01
Preferred stock voting rights											1,000 times the aggregate per share amount of all cash dividends, and 1,000 times the aggregate per share amount (payable in kind) of all non-cash dividends or other distributions paid to the holders of the Company’s common stock. The Series L Preferred Stock will be entitled to 1,000 votes on all matters submitted to a vote of the stockholders of the Company. In the event of any merger, consolidation or other transaction in which shares of the Company’s common stock are converted or exchanged, the Series L Preferred Stock will be entitled to receive 1,000 times the amount received per one share of the Company’s common stock.
Subsequent Event [Member] | Series L Preferred Stock [Member] | Purchase Agreements [Member]
Subsequent Event [Line Items]
Share issued price per share											$ 4.00	$ 4.00